Contractual Obligations (Tables)	12 Months Ended
Dec. 31, 2021
Contractual Obligations
Schedule of contractual commitments

	December 31, 2021
	(USD in thousands)
	Contractual
	cash flows	<1 year	1 – 2 years	2 – 5 years	>5 years	Total
Purchase obligations	$72	$72	$—	$—	$—	$72
Total	$72	$72	$—	$—	$—	$72

	December 31, 2020
	(USD in thousands)
	Contractual
	cash flows	<1 year	1 – 2 years	2 – 5 years	>5 years	Total
Purchase obligations	$712	$712	$—	$—	$—	$712
Total	$712	$712	$—	$—	$—	$712